SIGNIFICANT ACCOUNTING POLICIES (Fair value of financial instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Derivative assets		$ 62
Liabilities
Derivative liabilities	3,791	425
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Money market mutual funds [Member]
Assets
Cash equivalents	1,011
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Derivative assets		62
Liabilities
Derivative liabilities	(3,791)	(425)
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Corporate bonds [Member]
Assets
Short-term marketable securities	7,607
Long-term marketable securities	10,434
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Governmental bonds [Member]
Assets
Short-term marketable securities	505
Long-term marketable securities	492
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Liabilities
Contingent Consideration	$ 1,492